Goldman Sachs US Equity Insights Fund Expense Example - Institutional [Member] - Goldman Sachs US Equity Insights Fund - Institutional Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	$ 868